Property, Plant and Equipment, Net (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Selling, general and administrative	$ 5,784,416	$ 6,117,625	$ 2,426,481
Total depreciation expenses	$ 59,645	$ 38,922	$ 28,086